Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Cash collections from financial royalty assets	$ 573,946	$ 488,028	$ 2,121,923	$ 1,934,092	$ 2,052,592
Cash collections from intangible royalty assets	35,761	34,788	143,753	143,298	106,689
Other royalty cash collections	6,821	535	18,305	27,448	125,162
Distributions from non-consolidated affiliates	17,325	20,293	42,334	14,059	39,402
Interest received	1,548	2,236	7,704	20,136	24,441
Swap collateral received		45,252	45,252	360	3,467
Swap collateral posted		(35,448)		(45,630)	(510)
Swap termination payments		(35,448)	(35,448)
Ongoing development-stage funding payments	(2,641)	(7,639)	(20,479)	(83,036)	(108,163)
Upfront development-stage funding payments			(5,810)		(284,446)
Payments for operating and professional costs	(42,160)	(25,838)	(179,709)	(88,524)	(72,535)
Payments for rebates					(125)
Interest paid	(64,500)	(51,103)	(103,196)	(254,964)	(267,657)
Net cash provided by operating activities	526,100	471,104	2,034,629	1,667,239	1,618,317
Cash flows from investing activities:
Distributions from non-consolidated affiliates			15,084
Purchases of available for sale debt securities	(17,585)			(125,121)
Purchase of warrants				(8,840)
Purchases of equity securities		(50,000)	(50,000)	(78,999)	(152,810)
Proceeds from available for sale debt securities	15,625		3,000	150,000	750,000
Purchases of marketable securities	(505,339)	(703,935)	(1,705,283)	(817,402)
Proceeds from sales and maturities of marketable securities	419,783	104,613	815,440	725,070
Proceeds from equity securities			384,840
Investments in non-consolidated affiliates	(8,714)	(13,142)	(40,155)	(27,042)	(24,173)
Acquisitions of financial royalty assets	(503,070)	(99,290)	(2,182,246)	(1,721,291)	(269,593)
Milestone payments				(250,000)
Net cash (used in)/provided by investing activities	(599,300)	(761,754)	(2,759,320)	(2,153,625)	303,424
Cash flows from financing activities:
Distributions to shareholders/unitholders		(141,776)	(285,353)	(739,276)	(814,359)
Distributions to non-controlling interest	(125,721)	(161,387)	(543,952)	(154,084)	(268,693)
Distributions to non-controlling interest-other	(37,183)		(181,135)
Dividends to shareholders	(65,983)		(112,490)
Contributions from non-controlling interest-R&D	1,997	1,260	8,482
Contributions from non-controlling interest-other	220	29,764	58,957
Scheduled repayments of long-term debt		(47,100)	(94,200)	(294,000)	(294,000)
Repayments of long-term debt		(5,170,396)	(11,116,196)
Proceeds from issuance of long-term debt		6,040,000	11,891,030
Debt issuance costs and other		(7,841)	(46,715)		(2,049)
Purchase of treasury interests				(4,266)
Proceeds from issuance of Class A ordinary shares upon IPO, net of offering costs			1,908,744
Net cash (used in)/provided by financing activities	(226,670)	542,524	1,487,172	(1,191,626)	(1,379,101)
Net change in cash and cash equivalents	(299,870)	251,874	762,481	(1,678,012)	542,640
Cash and cash equivalents, beginning of period	1,008,680	246,199	246,199	1,924,211	1,381,571
Cash and cash equivalents, end of period	$ 708,810	$ 498,073	$ 1,008,680	$ 246,199	$ 1,924,211